Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [Abstract]
Schedule of Revenue
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$	$	$	$
Kellplant Proprietary Ltd	-	-	-	129,680
Kelltechnology SA Proprietary Ltd	-	-	-	365,368
Consulting and management fee with affiliated companies	-	-	-	495,048
Non-affiliated company revenue	8,261	11,061	49,650	11,700
	8,261	11,061	49,650	506,748